GOING CONCERN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Going Concern [Line Items]
Loss from continued operations	¥ 45,925	$ 7,060	¥ (37,018)	¥ (276,442)
Unrestricted cash and cash equivalents	195,303		196,900	¥ 246,303	$ 30,018
Amount by which consolidated current liabilities exceeded consolidated current assets	189,829
Consolidated net assets	165,959
Total lease commitment amount	161,349
Lease commitment within one year	33,774
Short term investments, available for sale	128,042		174,811		19,680
Short term investments, held to maturity	93,000		64,700		$ 14,294
Goodwill and Intangible Asset Impairment			22,402
Asset Impairment Charges	1,727		¥ 5,090
Gain (Loss) on Disposition of Stock in Subsidiary	38,145
Variable Interest Entity Primary Beneficiary [Member]
Going Concern [Line Items]
Unrestricted cash and cash equivalents	¥ 181,181